Fees Summary	Nov. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,217,000
Previously Paid Amount	0.00
Total Fee Amount	3,401.42
Total Offset Amount	0.00
Net Fee	3,401.42
Narrative - Max Aggregate Offering Price	$ 22,217,000
Final Prospectus	true